SEGMENTED INFORMATION - Disclosure of Detailed Information About Entity Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 624,221	$ 584,117
Costs of sales	471,687	366,085
Depletion, depreciation, and amortization	135,782	116,613
Mine operating earnings	16,752	101,419
Capital expenditures	229,477	219,768
Mining Interests	1,061,124	1,048,530
Property, plant and equipment	451,335	449,237
Total mining assets	1,512,459	1,497,767
Total assets	2,110,009	2,124,989
Total liabilities	698,711	714,018
Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	832,820	805,649
Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	228,304	242,881
Mexico - San Dimas [Member]
Disclosure of operating segments [line items]
Revenue	228,701	275,463
Costs of sales	141,274	132,550
Depletion, depreciation, and amortization	47,613	44,859
Mine operating earnings	39,814	98,054
Capital expenditures	47,363	56,385
Property, plant and equipment	94,377	105,473
Total mining assets	344,866	348,185
Total assets	489,970	495,479
Total liabilities	76,835	119,764
Mexico - San Dimas [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	211,658	213,526
Mexico - San Dimas [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	38,831	29,186
Mexico - Santa Elena [Member]
Disclosure of operating segments [line items]
Revenue	190,189	117,303
Costs of sales	106,788	77,126
Depletion, depreciation, and amortization	26,819	17,536
Mine operating earnings	56,582	22,641
Capital expenditures	47,714	67,453
Property, plant and equipment	99,979	64,843
Total mining assets	251,804	193,181
Total assets	295,489	257,244
Total liabilities	79,295	66,795
Mexico - Santa Elena [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	110,094	97,271
Mexico - Santa Elena [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	41,731	31,067
Mexico - La Encantada [Member]
Disclosure of operating segments [line items]
Revenue	67,721	81,738
Costs of sales	46,126	45,350
Depletion, depreciation, and amortization	8,861	8,123
Mine operating earnings	12,734	28,265
Capital expenditures	10,225	11,355
Property, plant and equipment	24,422	20,680
Total mining assets	52,853	51,147
Total assets	106,008	114,634
Total liabilities	30,601	35,245
Mexico - La Encantada [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	23,496	25,827
Mexico - La Encantada [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	4,935	4,640
Mexico - Non-producing Properties [Member]
Disclosure of operating segments [line items]
Revenue	0	0
Costs of sales	0	0
Depletion, depreciation, and amortization	397	418
Mine operating earnings	(397)	(418)
Capital expenditures	869	1,977
Property, plant and equipment	18,195	27,180
Total mining assets	94,390	172,147
Total assets	206,796	215,725
Total liabilities	33,391	31,760
Mexico - Non-producing Properties [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	62,414	106,215
Mexico - Non-producing Properties [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	13,781	38,752
United States Jerritt Canyon [Member]
Disclosure of operating segments [line items]
Revenue	130,219	123,808
Costs of sales	173,341	117,324
Depletion, depreciation, and amortization	49,229	43,511
Mine operating earnings	(92,351)	37,027
Capital expenditures	94,776	46,408
Property, plant and equipment	166,778	172,857
Total mining assets	685,616	640,099
Total assets	756,062	733,725
Total liabilities	226,814	233,484
United States Jerritt Canyon [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	425,158	362,811
United States Jerritt Canyon [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	93,680	104,431
Others [Member]
Disclosure of operating segments [line items]
Revenue	11,706	10,882
Costs of sales	6,747	6,073
Depletion, depreciation, and amortization	2,863	2,166
Mine operating earnings	2,096	2,643
Capital expenditures	28,530	36,190
Property, plant and equipment	47,584	58,204
Total mining assets	82,930	93,008
Total assets	255,684	308,182
Total liabilities	251,775	226,970
Others [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	0	0
Others [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	35,346	34,804
Intercompany elimination [Member]
Disclosure of operating segments [line items]
Revenue	(4,315)	(25,077)
Costs of sales	(2,589)	(12,338)
Depletion, depreciation, and amortization	0	0
Mine operating earnings	(1,726)	(12,739)
Capital expenditures	$ 0	$ 0